GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road
Greenwood Village, Colorado 80111

April 13, 2009

VIA EDGAR and Hand Delivery

Patrick F. Scott, Esq.
Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:	Great-West Life & Annuity Insurance Company (“Great-West”)
FutureFunds Series Account (“Registrant”)
Initial Registration Statement on Form N-4
File Nos. 333-_________ & 811-03972

     Dear Mr. Scott:

     On behalf of Registrant, enclosed is a courtesy copy the above-referenced initial registration statement on Form N-4, including exhibits (“Registration Statement”), which was filed with the Securities and Exchange Commission via EDGAR on April 13, 2009.

     The purpose of the Registration Statement is to register a new group fixed and variable deferred annuity contract (the “Contract”) to be issued by Great-West through FutureFunds Series Account, a separate account of Great-West registered as a unit investment trust under the Investment Company Act of 1940 (file No. 811-03972).

1.     Summary of Features and Benefits of the Contract

      Great-West intends to issue the Contract in connection with certain qualified pension and retirement plans as well as non-qualified deferred compensation plans. The Contract updates and modifies Registrant’s existing group fixed and variable deferred annuity contract (file no. 02-89550) by providing new features and benefits to the Contractholder (e.g., employer, plan trustee, certain employer associations or employee associations) and plan participants.

     Several of the Contract features and benefits were added to the existing group annuity contract in 2008 by means of an optional amendment rider. (See post-effective amendment no. 45 to Registrant’s Registration Statement, filed Oct. 31, 2008). To facilitate the Commission staff's review of the Registration Statement, new features and benefits of the Contract include:

•

The Contract imposes no initial or contingent deferred sales charge. In lieu of a mortality and expense risk charge, a daily variable asset charge (“VAC”) may be deducted from accumulation unit value, to compensate Great-West for bearing certain expenses and assuming certain risks under the Contract (pp. 7 and 28).

•

When a new group plan purchases the Contract, Great-West may incur “Start-Up Costs” in acquiring and implementing the plan. A section entitled “Restorations” describes how charges incurred from a prior investment option may be restored under the Contract (p. 41).

•

If Great-West incurred Start-Up Costs and the Contract terminates, Great-West may impose a “Contract Termination Charge” to recover Start-Up Costs. The Contract Termination Charge declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the group plan, the Contract Termination Charge may be paid for by the Contractholder or pro rated across Participant Accounts. This Contract feature is common in group annuity contracts sold in the pension and retirement plan market. See, e.g., Registrant’s post-effective amendment no. 45 (filed Oct. 31, 2008) at page 26 (disclosing charge to restore start up costs); Metropolitan Life Separate Account E (file nos. 002-90380 and 811-4001), post-effective amendment no. 37 (filed April 17, 2008) at page FFA-62 (disclosing charge imposed upon withdrawal to recover start up amounts credited to the plan upon contract issuance).

•	New definition of “Transaction Date” (p. 21).

•

New procedures for making a withdrawal for transfers to other plans; transfers from a governmental plan for the purchase of permissive service credits; Contract termination due to plan termination; and participant loans (pp. 26 to 30).

•

Updated periodic payment options, including deletion of a former Interest Only option (p. 30) and updated annuity payment options, including a new joint life annuity option and a new joint life annuity with payments guaranteed for designated periods option (p. 31).

•	Certain changes to reflect updates in the law, including recent federal tax law changes affecting Section 403(b) plans (p. 36).

2.     Procedural Matters

     As soon as practicable prior to the effective date of the Registration Statement, Registrant will file a pre-effective amendment including all required financial statements and exhibits and any disclosure changes made in response to Commission staff comments.

3.     Timetable for Effectiveness

It is Great-West’s intention to begin marketing the Contract on or about June 15, 2009. Accordingly, we would greatly appreciate the Commission staff's efforts in processing the Registration Statement in keeping with the proposed launch date for the Contract.

     At the appropriate time, Registrant will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

*     *     *

     Please direct any question or comment to me at (303) 737-1130 or to Ann B. Furman of Jorden Burt LLP at (202) 965-8130. We appreciate your attention to this filing.

   Sincerely yours,

   /s/ Michael Cirelli

   Michael Cirelli
   Counsel

cc:	Ann B. Furman
Jorden Burt LLP